Equity (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Shareholding Percentage

Companies with their shareholding percentage are as follows:

	31 December 2017		31 December 2016
	(%)	TL	(%)	TL
Turkcell Holding A.Ş. (“Turkcell Holding”)	51,00	1.122.000	51,00	1.122.000
Public Share	48,95	1.077.004	48,95	1.077.004
Other	0,05	996	0,05	996

Total	100,00	2.200.000	100,00	2.200.000
Inflation adjustment to share capital		(52.352)		(52.352)

Inflation adjusted capital		2.147.648		2.147.648